CHARLENE GRANT Assistant Vice President Insurance Counsel Law Department Telephone (949) 219-7286 Fax (949) 219-3706 Charlene.Grant@pacificlife.com
October 19, 2012

Deborah D. Skeens
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-0506
Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company M’s Versatile Product VUL 10 Flexible Premium Life Insurance Policy Post-Effective Amendment No. 17, File No. 333-152224
Dear Ms. Skeens:
On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No. 17 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to a variable life insurance policy, designated as M’s Versatile Product VUL 10 Flexible Premium Variable Life Insurance Policy (“MVP VUL 10”) which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”).
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984). The MVP VUL 10 is a product with general design based upon the recently filed M’s Versatile Product IX Flexible Premium Variable Life Insurance Policy (“MVP IX”), File #333-152224, which went effective on May 1, 2011.
By copy of this letter, we are sending an electronic copy of the MVP VUL 10 prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings.
The prospectus disclosure included in MVP VUL 10 differs materially from the Prior Filings as follows:

1.	The Indexed Account has been incorporated into the Policy as a Fixed Account option;

2.	The following new optional benefit riders have been added;

	a.	Annual Renewable Term Rider;

	b.	Varying Increase Rider; and

	c.	Downside Protection Rider.

3.	The Short No-Lapse Guarantee Rider has been revised;

4.	The asset charge has been eliminated; and

5.	The Minimum Base Face Amount at issue and following any withdrawals has been increased from $1,000 to $10,000.
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant